Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Gross deferred income tax assets
Regulatory liabilities	$ 560	$ 527
Tax loss and credit carryforwards	556	494
Employee future benefits	169	175
Other	91	116
Deferred tax assets, gross	1,376	1,312
Valuation allowance	(23)	(22)
Net deferred income tax asset	1,353	1,290
Gross deferred income tax liabilities
PPE	(4,571)	(4,253)
Regulatory assets	(283)	(263)
Intangible assets	(126)	(118)
Deferred tax liabilities, gross	(4,980)	(4,634)
Net deferred income tax liability	$ (3,627)	$ (3,344)